Exhibit 99

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	23

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,847,471.97

Principal:
Principal Collections	$15,461,672.29
Prepayments in Full	$7,772,859.59
Liquidation Proceeds	$572,134.09
Recoveries	$26,173.43

Sub Total	$23,832,839.40

Collections	$25,680,311.37

Purchase Amounts:
Purchase Amounts Related to Principal	$335,287.74
Purchase Amounts Related to Interest	$1,295.24

Sub Total	$336,582.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$26,016,894.35

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	23

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,016,894.35
Servicing Fee	$422,284.50	$422,284.50	$0.00	$0.00	$25,594,609.85
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,594,609.85
Interest—Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,594,609.85
Interest—Class A-3 Notes	$259,177.94	$259,177.94	$0.00	$0.00	$25,335,431.91
Interest—Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$25,076,356.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,076,356.91
Interest—Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$24,998,101.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,998,101.49
Interest—Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$24,940,678.16
Third Priority Principal Payment	$399,049.20	$399,049.20	$0.00	$0.00	$24,541,628.96
Interest—Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$24,469,403.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,469,403.96
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$3,069,403.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,069,403.96
Residual Released to Depositor	$0.00	$3,069,403.96	$0.00	$0.00	$0.00

Total		$26,016,894.35

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$399,049.20
Regular Principal Payment	$21,400,000.00

Total	$21,799,049.20

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,799,049.20	$57.07	$259,177.94	$0.68	$22,058,227.14	$57.75
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$21,799,049.20	$19.99	$726,156.69	$0.67	$22,525,205.89	$20.66

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$235,616,311.47	0.6167966	$213,817,262.27	0.5597311
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$455,066,311.47	0.4173963	$433,267,262.27	0.3974018

Pool Information
Weighted Average APR		4.394%		4.402%
Weighted Average Remaining Term		37.66		36.89
Number of Receivables Outstanding		34,431		33,691
Pool Balance		$506,741,395.77		$482,271,708.75
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$455,066,311.47		$433,267,262.27
Pool Factor		0.4222845		0.4018931

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$49,004,446.48
Targeted Overcollateralization Amount	$49,004,446.48
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$49,004,446.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		85	$327,657.66
(Recoveries)		77	$26,173.43

Net Losses for Current Collection Period			$301,484.23
Cumulative Net Losses Last Collection Period			$6,098,848.76

Cumulative Net Losses for all Collection Periods			$6,400,332.99

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.71%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.50%	444	$7,244,815.74
61-90 Days Delinquent	0.19%	48	$899,241.34
91-120 Days Delinquent	0.06%	14	$295,075.21
Over 120 Days Delinquent	0.20%	53	$980,971.78

Total Delinquent Receivables	1.95%	559	$9,420,104.07

Repossession Inventory:
Repossessed in the Current Collection Period		19	$333,917.28
Total Repossessed Inventory		28	$534,470.75

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7461%
Preceding Collection Period			0.3775%
Current Collection Period			0.7316%
Three Month Average			0.6184%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3011%
Preceding Collection Period			0.2846%
Current Collection Period			0.3413%
Three Month Average			0.3090%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer